UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON

INTERNATIONAL OPPORTUNITIES BOND FUND

FORM N-Q

MARCH 31, 2010

LEGG MASON INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
SOVEREIGN BONDS - 88.0%
Australia - 11.7%
New South Wales Treasury Corp.	5.500%	3/1/17	980,000	AUD	$876,681
New South Wales Treasury Corp.	6.000%	4/1/19	190,000	AUD	174,109
Queensland Treasury Corp.	6.000%	10/14/15	300,000	AUD	276,754

Total Australia					1,327,544

Canada - 3.2%
Canadian Government Bond	6.000%	6/1/11	350,000	CAD	363,933

France - 10.0%
France Government Bond OAT	4.000%	10/25/38	835,000	EUR	1,129,760

Germany - 4.1%
Bundesrepublik Deutschland	4.750%	7/4/34	305,000	EUR	469,148

Indonesia - 3.7%
Government of Indonesia	10.000%	9/15/24	3,679,000,000	IDR	419,609

Italy - 11.7%
Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	940,000	EUR	1,328,200

Korea - 4.8%
Korea Treasury Bond	5.750%	9/10/18	587,000,000	KRW	547,968

Malaysia - 4.8%
Government of Malaysia	3.756%	4/28/11	945,000	MYR	293,456
Government of Malaysia	3.718%	6/15/12	800,000	MYR	248,800

Total Malaysia					542,256

Mexico - 3.5%
Mexican Bonos	7.750%	12/14/17	1,500,000	MXN	123,870
Mexican Bonos	7.500%	6/3/27	3,500,000	MXN	266,893

Total Mexico					390,763

New Zealand - 4.1%
Government of New Zealand	6.000%	4/15/15	630,000	NZD	463,504

Norway - 4.3%
Government of Norway	6.000%	5/16/11	2,770,000	NOK	484,952

Poland - 7.0%
Republic of Poland	5.250%	10/25/17	2,275,000	PLN	796,528

South Africa - 1.4%
Republic of South Africa	10.500%	12/21/26	995,000	ZAR	156,401

Sweden - 3.7%
Kingdom of Sweden	5.500%	10/8/12	2,725,000	SEK	413,826

United Kingdom - 10.0%
United Kingdom Gilt	6.250%	11/25/10	365,000	GBP	574,383
United Kingdom Gilt	4.000%	9/7/16	125,000	GBP	198,777
United Kingdom Gilt	4.250%	3/7/36	245,000	GBP	356,762

Total United Kingdom					1,129,922

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $9,933,098)					9,964,314

SHORT-TERM INVESTMENT - 11.3%
Repurchase Agreement - 11.3%
State Street Bank & Trust Co., repurchase agreement dated 3/31/10; Proceeds at maturity - $1,284,000; (Fully collateralized by U.S. Treasury Bill, 0.000% due 7/15/10; Market value - $1,314,343) (Cost - $1,284,000)	0.000%	4/1/10	1,284,000		1,284,000

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

VALUE
TOTAL INVESTMENTS - 99.3% (Cost - $11,217,098#)	$11,248,314
Other Assets in Excess of Liabilities - 0.7%	74,328

TOTAL NET ASSETS - 100.0%	$11,322,642

†	Face amount denominated in U.S. dollars, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
ZAR	— South African Rand

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Sovereign bonds†	—	$9,964,314	—	$9,964,314
Short-term investment†	—	1,284,000	—	1,284,000

Total investments	—	$11,248,314	—	$11,248,314

Other financial instruments:
Forward foreign currency contracts	—	(3,425)	—	(3,425)

Total	—	$11,244,889	—	$11,244,889

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a Forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit and Market Risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$149,933
Gross unrealized depreciation	(118,717)

Net unrealized appreciation	$31,216

At March 31, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	12,000	$10,971	5/3/10	$9
Brazilian Real	221,000	123,316	5/4/10	7,122
Brazilian Real	342,000	190,833	5/4/10	9,420
Brazilian Real	211,000	117,736	5/4/10	1,226
British Pound	491,000	745,363	6/3/10	946
British Pound	246,000	373,441	6/3/10	4,736
Canadian Dollar	63,000	62,050	4/21/10	2,620
Canadian Dollar	17,000	16,744	4/21/10	772
Chinese Yuan	705,000	103,945	1/21/11	(2,728)
Chinese Yuan	312,000	46,001	1/21/11	(957)
Chinese Yuan	550,000	81,092	1/21/11	(1,450)
Euro	26,000	35,189	6/2/10	315
Swedish Krona	237,000	32,928	4/21/10	466
Swedish Krona	121,000	16,811	4/21/10	193
Turkish Lira	676,000	439,616	6/15/10	3,853

				26,543

Contracts to Sell:
Australian Dollar	479,000	437,943	5/3/10	(13,380)
Australian Dollar	536,000	490,057	5/3/10	(18,903)
Australian Dollar	454,000	415,086	5/3/10	(3,031)
Canadian Dollar	80,000	78,794	4/21/10	492
Euro	1,491,000	2,017,935	6/2/10	5,650
Euro	605,000	818,813	6/2/10	2,468
New Zealand Dollar	106,000	75,017	5/10/10	(2,407)
New Zealand Dollar	55,000	38,924	5/10/10	(562)
Swedish Krona	652,000	90,587	4/21/10	(295)

				(29,968)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(3,425)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2010.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$40,288	$(43,713)	$(3,425)

Other Contracts	—	—	—

Total	$40,288	$(43,713)	$(3,425)

During the period ended March 31, 2010, the Fund had average market value of $1,587,783 and $2,914,733 in forward foreign currency contracts (to buy) and forward foreign currency contracts (to sell), respectively.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date:	March 26, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer and Treasurer

Date:	March 26, 2010